On behalf of the Infusive Compounding Global Equities ETF, a series of the Infusive US Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”) attached for filing is an exhibit containing information in interactive data format, which relates to the prospectus supplements for the Fund dated March 27, 2020.  The prospectus supplements was filed with the U.S. Securities and Exchange Commission on March 2020 pursuant to Rule 497(e) under the Securities Act (Accession No. 0001104659-20-039634) and is incorporated by reference into this filing.

Infusive US Trust

By: /s/ Conrad Levy	Date: April 21, 2020
Conrad Levy Trustee, Treasurer, & Principal Financial Officer

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document"